Hedge relationships affected by an interest rate index (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)
KRW 3M CD
Hedge relationships affected by an interest rate index [Line Items]
Carrying amount of hedged item, Assets	₩ 0
Carrying amount of hedged item, Liabilities	₩ 3,329,530
Nominal amount of hedging instrument	3,440,000	[1]
USD 1M LIBOR
Hedge relationships affected by an interest rate index [Line Items]
Carrying amount of hedged item, Assets	₩ 0
Carrying amount of hedged item, Liabilities	₩ 1,537,051
Nominal amount of hedging instrument	1,540,608	[1]
USD 3M LIBOR
Hedge relationships affected by an interest rate index [Line Items]
Carrying amount of hedged item, Assets	₩ 357,072
Carrying amount of hedged item, Liabilities	₩ 3,438,080
Nominal amount of hedging instrument	3,790,651	[1]
EUR 1M LIBOR
Hedge relationships affected by an interest rate index [Line Items]
Carrying amount of hedged item, Assets	₩ 0
Carrying amount of hedged item, Liabilities	₩ 264,074
Nominal amount of hedging instrument	264,450	[1]
EUR 3M LIBOR
Hedge relationships affected by an interest rate index [Line Items]
Carrying amount of hedged item, Assets	₩ 0
Carrying amount of hedged item, Liabilities	₩ 267,648
Nominal amount of hedging instrument	267,648	[1]

[1]	Include the nominal amount that will mature after the end of 2021.